Revenue - Summary of Disaggregation of Revenue From Contracts With Customers (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	£ 23,428	£ 23,723	£ 24,062
Revenue Before Specific Items [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	23,459	23,746	24,082
Specific Items [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(31)	(23)	(20)
BT Consumer [Member] | Revenue Before Specific Items [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	10,588
Enterprise [Member] | Revenue Before Specific Items [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	5,933
Global Services [Member] | Revenue Before Specific Items [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	4,735
Openreach [Member] | Revenue Before Specific Items [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,200
Other [Member] | Revenue Before Specific Items [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	3
ICT and Managed Networks [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	4,849	5,530	5,927
ICT and Managed Networks [Member] | Enterprise [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,236
ICT and Managed Networks [Member] | Global Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,613
Fixed Access Subscription Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	9,242
Fixed Access Subscription Revenue | BT Consumer [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	4,564
Fixed Access Subscription Revenue | Enterprise [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,181
Fixed Access Subscription Revenue | Global Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	362
Fixed Access Subscription Revenue | Openreach [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,135
Mobile Subscriptions [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	5,273
Mobile Subscriptions [Member] | BT Consumer [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	3,866
Mobile Subscriptions [Member] | Enterprise [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	1,277
Mobile Subscriptions [Member] | Global Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	130
Equipment and Other Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	4,095
Equipment and Other Services [Member] | BT Consumer [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	2,158
Equipment and Other Services [Member] | Enterprise [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	239
Equipment and Other Services [Member] | Global Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	1,630
Equipment and Other Services [Member] | Openreach [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	65
Equipment and Other Services [Member] | Other [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	£ 3
Broadband and TV [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		4,655	4,477
Mobile [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		6,451	6,358
Calls, Lines and Connections [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		5,126	5,069
Transit [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		265	404
Other Products and Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue		£ 1,719	£ 1,847